Condensed Consolidated Balance Sheets (2015 Unaudited) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 611,000	$ 1,111,000	$ 2,243,000
Accounts Receivable, Net	436,000	453,000	306,000
Inventory, net	1,668,000	1,517,000	1,369,000
Prepaid expenses and other current assets	384,000	485,000	658,000
Restricted cash	50,000	50,000	50,000
Total current assets	3,149,000	3,616,000	4,626,000
Property and equipment, net	630,000	714,000	830,000
Intangible assets, net	2,863,000	2,795,000	2,250,000
Deposits and other assets	51,000	54,000	33,000
Total assets	6,693,000	7,179,000	7,739,000
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Accounts payable	1,765,000	670,000	532,000
Accrued liabilities	1,386,000	1,711,000	1,290,000
Deferred revenue	0	0	3,000
Related party payable	16,000	11,000	21,000
Advances	250,000	250,000	250,000
Fair value of warrant liability	3,355,000	4,216,000	4,925,000
Total current liabilities	$ 6,772,000	$ 6,858,000	7,021,000
Convertible Redeemable Preferred stock			$ 4,941,000
Commitments and contingencies
Stockholders' Equity (Deficit)
Common stock	$ 262,000	$ 239,000	$ 151,000
Additional paid-in capital	95,690,000	94,826,000	77,897,000
Accumulated deficit	(96,036,000)	(94,749,000)	(82,271,000)
Total stockholders' equity (deficit)	(79,000)	321,000	(4,223,000)
Total liabilities and stockholders' equity (deficit)	$ 6,693,000	$ 7,179,000	$ 7,739,000
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock
Series G Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock	$ 5,000	$ 5,000
Series H-1 Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock
Series H-2 Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock